FAIR VALUE MEASUREMENTS - Foreign Currency Exchange Contracts, Narrative (Details)	Dec. 31, 2021 USD ($)
Not Designated as Hedging Instrument | Foreign currency exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amounts	$ 166,000,000